Taxation - Summary of Temporary Difference Unused Tax Losses and Unused Tax Credits (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	£ 3,016	£ 3,325
Unrecognised deferred tax asset	270	390
Tax losses	2,250	2,253
Capital losses	564	565
Within 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	1,625	1,034
Unrecognised deferred tax asset	154	145
More than 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	1,150	1,598
Unrecognised deferred tax asset	66	84
Available indefinitely
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	241	693
Unrecognised deferred tax asset	50	161
Tax losses	2,250	2,253
Capital losses	£ 564	£ 565